Financial Instruments	6 Months Ended
Jun. 30, 2012
Fair Value Disclosures (Abstract)
Financial Instruments
15.           Financial instruments:

The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and non-current restricted cash balances, bearing interest at variable interest rates, approximate their recorded values as at June 30, 2012.